1940 Act
Rule 30b2-1

VIA EDGAR

March 12, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Phoenix Life and Annuity Variable Universal Life Account

File No. 811-07835, CIK 0001023809

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
Fidelity Variable Insurance Products	0000831016	3-11-09
	0000927384	3-11-09
Universal Institutional Funds Inc.	0001011378	3-11-09

/s/Lois L. McGuire

Lois L. McGuire

Director

Phoenix Life Insurance Company